5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Amounts Due from Optionees
	December 31, 2023	December 31, 2022

Due from optionee
Alvalade - PorMining	$ 18,409	$ 12,811
	$ 18,409	$ 12,811